Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

September 10, 2015

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2014-4, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas, a New York banking corporation (the “Indenture Trustee”), dated as of December 1, 2014 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (i)      No Event of Default, Servicer Replacement Event has occurred and is continuing;

   (ii)      The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Mark K. Olson
Mark K. Olson
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2014-4
Pool ID:	CRAT144
Original Aggregate Note Balance	$ 325,000,000.00
Collection Period Start Date:	08/01/2015
Collection Period Ending Date:	08/31/2015
Prior Distribution Date:	08/17/2015
Current Distribution Date:	09/15/2015

I.	SUMMARY
			Beginning Period	Principal Distribution	Ending Period
		Original Balance	Balance	Amount	Balance	Pool Factor

	Class A-1 Notes	$45,500,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$91,000,000.00	$68,224,470.49	$8,381,686.72	$59,842,783.77	0.657613
	Class A-3 Notes	$78,000,000.00	$78,000,000.00		$78,000,000.00	1.000000
	Class A-4 Notes	$80,760,000.00	$80,760,000.00		$80,760,000.00	1.000000
	Class B Notes	$18,850,000.00	$18,850,000.00		$18,850,000.00	1.000000
	Class C Notes	$10,890,000.00	$10,890,000.00		$10,890,000.00	1.000000

	Total Note Balance	$325,000,000.00	$256,724,470.49	$8,381,686.72	$248,342,783.77	0.764132

			Beginning Period		Ending Period
			Balance		Balance

	Overcollateralization		$5,200,001.36		$5,200,001.36
	Reserve Account Balance		$812,500.21		$812,500.21
	Net Pool Balance		$261,924,471.85		$253,542,785.13

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount

	Class A-1 Notes		0.25000%	$-	$-
	Class A-2 Notes		0.77000%	$68,224,470.49	$43,777.37
	Class A-3 Notes		1.27000%	$78,000,000.00	$82,550.00
	Class A-4 Notes		1.84000%	$80,760,000.00	$123,832.00
	Class B Notes		2.57000%	$18,850,000.00	$40,370.42
	Class C Notes		3.56000%	$10,890,000.00	$32,307.00

				$256,724,470.49	$322,836.79

II.	AVAILABLE FUNDS

	Interest Collections		$1,481,521.36
	Principal Collections		$7,967,939.04
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$208,658.13
	Investment Earnings		$170.80
	Reimbursements of Prior Period Liquidation Expenses		$(7,072.75)
	Reimbursements of Prior Period Servicer Advances		$(231,124.99)
	Current Period Servicer Advances		$162,474.65

	Total Collections		$9,582,566.24

	Reserve Account Draw Amount		$-

	Total Available Funds		$9,582,566.24

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$218,270.39	$218,270.39	$-	$-
	Servicing fees dues to backup servicer		$4,000.00	$4,000.00	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$43,777.37	$43,777.37	$-	$-
	Class A-3 Note Interest		$82,550.00	$82,550.00	$-	$-
	Class A-4 Note Interest		$123,832.00	$123,832.00	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$40,370.42	$40,370.42	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$32,307.00	$32,307.00	$-	$-
	Third Allocation of Principal		$3,181,685.36	$3,181,685.36	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$5,200,001.36	$5,200,001.36	$-	$-
	Accrued and unpaid fees to owner/indenture trustees		$1,520.00	$1,520.00	$-	$-
	Remaining Funds to Certificate Holder		$654,252.34	$654,252.34	$-	$(0.00)

			$9,582,566.24	$9,582,566.24	$-	$(0.00)

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$3,181,685.36
	Regular Principal Distribution Amount		$5,200,001.36

	Total Allocable Principal		$8,381,686.72

California Republic Auto Receivables Trust 2014-4
Pool ID:	CRAT144
Original Aggregate Note Balance	$ 325,000,000.00
Collection Period Start Date:	08/01/2015
Collection Period Ending Date:	08/31/2015
Prior Distribution Date:	08/17/2015
Current Distribution Date:	09/15/2015

IV.	POOL

	Pool Balance	$253,542,785.13
	Number of Receivables Outstanding	13,180
	Weighted Average Contract Rate	6.90%
	Weighted Average Maturity	58.9

	OVERCOLLATERALIZATION

	Target O/C Amount	$5,200,001.36
	Beginning Period O/C Amount	$5,200,001.36
	Ending Period O/C Amount	$5,200,001.36

	Overcollateralization Amount to Achieve Target	$0.00

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$812,500.21
	Beginning Reserve Account Balance	$812,500.21
	Reserve Account Deposits	$-
	Reserve Account Earnings	$15.53
	Distribute Earnings - Collection Account	$(15.53)
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$812,500.21

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	122	$2,385,165.89	0.941%
	60 - 89 Days	37	$710,898.92	0.280%
	90 + Days	42	$844,234.64	0.333%

	Total	201	3,940,299.45	1.554%

	Repossession Inventory	33	$698,532.54

		Current Period	Cumulative

	Losses	$413,747.68	$2,135,706.47
	Recoveries	$(208,658.13)	$(1,121,513.82)

	Net Losses	$205,089.55	$1,014,192.65

	Cumulative Net Loss Percentage		0.31%
	Cumulative Recovery Rate		52.51%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Mark K. Olson	September 10, 2015
Mark K. Olson	Date
EVP, Chief Financial Officer